Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life

	Estimated useful lives	Residual rate
Servers and network equipment	5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	shorter of lease term or 3 years	—

Analysis of Different Types of Revenues

Revenue from continuing operations	Years ended December 31,
(In thousands)	2013	2014	2015
Subscription revenue	86,733	98,189	82,435
Advertising revenue	2,951	5,834	4,802
Other internet value-added services (note a)	32,347	31,789	42,759
Total	122,031	135,812	129,996

note a:
Other internet value-added services mainly comprise revenue from online game, traffic referral programs, technical services regarding online acceleration, online sales revenue, sales of software licenses, and revenue from project crystal (including CDN revenue and revenue from ZQB).

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves

(In thousands)	December 31, 2014	December 31, 2015
Registered capital	54,467	112,435
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	59,760	117,728